Condensed Consolidated Statements of Changes in Temporary Equity and Permanent Equity (Deficit) - USD ($)	Total	Private Placement [Member]	Temporary Equity [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Private Placement [Member]	Accumulated Deficit [Member]	Common Class A [Member]	Common Class A [Member] Ordinary Shares [Member]	Common Class A [Member] Ordinary Shares [Member] Private Placement [Member]	Common Class B [Member]	Common Class B [Member] Ordinary Shares [Member]
Beginning balance at Feb. 24, 2021			$ 0
Beginning balance (in shares) at Feb. 24, 2021			0
Beginning Balance at Feb. 24, 2021	$ 0			$ 0		$ 0		$ 0			$ 0
Beginning Balance (in shares) at Feb. 24, 2021								0			0
Issuance of Class B ordinary shares to Sponsor	25,000			24,367							$ 633
Issuance of Class B ordinary shares to Sponsor (in shares)											6,325,000
Net loss	(5,182)					(5,182)	$ 0			$ (5,182)
Ending Balance at Mar. 31, 2021	19,818			24,367		(5,182)		$ 0			$ 633
Ending Balance (in shares) at Mar. 31, 2021								0			6,325,000
Ending balance at Mar. 31, 2021			$ 0
Ending balance (in shares) at Mar. 31, 2021			0
Beginning balance at Feb. 24, 2021			$ 0
Beginning balance (in shares) at Feb. 24, 2021			0
Beginning Balance at Feb. 24, 2021	0			0		0		$ 0			$ 0
Beginning Balance (in shares) at Feb. 24, 2021								0			0
Issuance of Class B ordinary shares to Sponsor	25,000			24,367							$ 633
Issuance of Class B ordinary shares to Sponsor (in shares)											6,325,000
Sale of 25,000,000 Public Shares, net of underwriting discounts and offering expenses			$ 237,511,810
Sale of 25,000,000 Public Shares, net of underwriting discounts and offering expenses (in shares)			25,000,000
Remeasurement of Class A ordinary shares to redemption value	(12,496,514)		$ 12,496,514	(6,424,311)		(6,072,203)	12,496,514
Sale of 640,000 Private Placement Shares		$ 6,400,000			$ 6,399,936				$ 64
Sale of 640,000 Private Placement Shares (in shares)									640,000
Forfeiture of Founder Shares				8							$ (8)
Forfeiture of Founder Shares (in shares)											(75,000)
Net loss	(2,438,600)					(2,438,600)	(1,757,485)			(681,115)
Ending Balance at Dec. 31, 2021	(8,510,114)			0		(8,510,803)		$ 64			$ 625
Ending Balance (in shares) at Dec. 31, 2021								640,000			6,250,000
Ending balance at Dec. 31, 2021	250,008,324		$ 250,008,324				$ 250,008,324
Ending balance (in shares) at Dec. 31, 2021			25,000,000				25,000,000
Remeasurement of Class A ordinary shares to redemption value	8,324		$ (8,324)			8,324
Net loss	(4,176,208)					(4,176,208)	$ (3,357,729)			$ (818,479)
Ending Balance at Mar. 31, 2022	(12,677,998)			$ 0		$ (12,678,687)		$ 64			$ 625
Ending Balance (in shares) at Mar. 31, 2022								640,000			6,250,000
Ending balance at Mar. 31, 2022	$ 250,000,000		$ 250,000,000				$ 250,000,000
Ending balance (in shares) at Mar. 31, 2022			25,000,000				25,000,000